THE RBB FUND TRUST
Penn Capital Floating Rate Income Fund
Penn Capital Short Duration High Income Fund
Penn Capital Opportunistic High Income Fund
Penn Capital Mid Cap Core Fund
Penn Capital Special Situations Small Cap Equity Fund
(the “Funds”)
_____________________________________________________________________________________

Supplement dated January 31, 2023
to the Prospectus dated December 31, 2022
_____________________________________________________________________________________

This supplement serves as notification of, and provides information regarding, certain changes to the Funds.

1.	New Team Management Structure

A.
Penn Capital Management Company, LLC, the investment adviser (the “Advisor”) to the Funds, has determined to adopt a team management structure for the day-to-day management of the Funds. In addition, Peter Duffy no longer serves as the portfolio manager for the Penn Capital Floating Rate Income Fund, Penn Capital Short Duration High Income Fund, and the Penn Capital Opportunistic High Income Fund. Accordingly, all references to Mr. Duffy in the Prospectus should be deleted. Joseph Maguire no longer serves as the portfolio manager to the Penn Capital Mid Cap Core Fund.

B.	As a result, the Prospectus section entitled “Summary Section – Management – Portfolio Manager” for each Fund is amended and restated as shown below:

Portfolio Managers:

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund:

Penn Capital Floating Rate Income Fund
Name	Title	Service to the Fund
Joseph C. Maguire, CFA	Director of Research, Senior Portfolio Manager, and Senior Partner	Since 2023

Penn Capital Short Duration High Income Fund
Name	Title	Service to the Fund
Randall Braunfeld	Senior Research Analyst, Assistant Portfolio Manager, and Partner	Since 2023
Joseph C. Maguire, CFA	Director of Research, Senior Portfolio Manager, and Senior Partner	Since 2023
Christopher Paciello, CFA	Senior Research Analyst, Assistant Portfolio Manager, and Partner	Since 2023
Bradley Tesoriero, CFA	Senior Research Analyst and Assistant Portfolio Manager	Since 2023

Penn Capital Opportunistic High Income Fund
Name	Title	Service to the Fund
Randall Braunfeld	Senior Research Analyst, Assistant Portfolio Manager, and Partner	Since 2023
Joseph C. Maguire, CFA	Director of Research, Senior Portfolio Manager, and Senior Partner	Since 2023
Christopher Paciello, CFA	Senior Research Analyst, Assistant Portfolio Manager, and Partner	Since 2023
Bradley Tesoriero, CFA	Senior Research Analyst and Assistant Portfolio Manager	Since 2023

Penn Capital Mid Cap Core Fund
Name	Title	Service to the Fund
Chad Bolen, CFA	Senior Research Analyst, Assistant Portfolio Manager, and Partner	Since 2023
Steven Civera, CFA	Senior Research Analyst, Assistant Portfolio Manager, and Partner	Since 2023
Eric J. Green, CFA	Chief Investment Officer, Senior Portfolio Manager, and Senior Partner	Since 2023

Penn Capital Special Situations Small Cap Equity Fund
Name	Title	Service to the Fund
Chad Bolen, CFA	Senior Research Analyst, Assistant Portfolio Manager, and Partner	Since 2023
Steven Civera, CFA	Senior Research Analyst, Assistant Portfolio Manager, and Partner	Since 2023
Eric J. Green, CFA	Chief Investment Officer, Senior Portfolio Manager, and Senior Partner	Since 2015

C.	The Prospectus section entitled “Management of the Funds – Portfolio Managers” is amended and restated in its entirety as shown below:

Portfolio Managers:
The Advisor uses a team-based approach for the management of each Fund. Information about the team members jointly and primarily responsible for the day-to-day management of each Fund is included below.

Penn Capital Floating Rate Income Fund

Joseph Maguire, CFA, Director of Research, Senior Portfolio Manager, and Senior Partner
Mr. Maguire has been with the Advisor since 2005. As Director of Research, he is responsible for guiding the firm’s day-to-day global investment research process. Mr. Maguire chairs the Credit Risk Committee and serves as a Senior Portfolio Manager for the firm’s Short Duration, Defensive High Yield and Opportunistic High Yield strategies.

Prior to joining Penn Capital, he conducted private equity research for AMS Inc. and was a senior audit associate for PricewaterhouseCoopers LLP. He received a BBA in Accounting from The College of William & Mary and an MBA from the Kenan-Flagler Business School at the University of North Carolina at Chapel Hill.

Penn Capital Short Duration High Income Fund and Penn Capital Opportunistic High Income Fund

Randall Braunfeld, Senior Research Analyst, Assistant Portfolio Manager, and Partner
Mr. Braunfeld began his career with the Advisor in 2015 and serves as an Assistant Portfolio Manager for Penn Capital’s Short Duration credit strategies. His primary areas of coverage are the Financials and Energy sectors.  Prior to joining Penn Capital, Mr. Braunfeld was a Portfolio Manager of a high yield BB-rated bond portfolio for First Niagara Bank. He also gained experience working at Lehman Brothers within its high yield loan portfolio group from 2004 to 2011 and remained at the firm focusing on maximizing recovery values of the loan portfolio. Mr. Braunfeld received a BA from the University of Pennsylvania and has a MA in International Economics and Finance from Brandeis International Business School.

Joseph Maguire, CFA, Director of Research, Senior Portfolio Manager, and Senior Partner
Mr. Maguire has been with the Advisor since 2005. As Director of Research, he is responsible for guiding the firm’s day-to-day global investment research process. Mr. Maguire chairs the Credit Risk Committee and serves as a Senior Portfolio Manager for the firm’s Short Duration, Defensive High Yield and Opportunistic High Yield strategies.

Prior to joining Penn Capital, he conducted private equity research for AMS Inc. and was a senior audit associate for PricewaterhouseCoopers LLP. He received a BBA in Accounting from The College of William & Mary and an MBA from the Kenan-Flagler Business School at the University of North Carolina at Chapel Hill.

Christopher Paciello, CFA, Senior Research Analyst, Assistant Portfolio Manager, and Partner
Mr. Paciello began his career with the Advisor in 2012 and serves as an Assistant Portfolio Manager for Penn Capital’s Opportunistic credit strategy. His primary areas of coverage are the Consumer Discretionary and Healthcare sectors. He has over 20 years’ experience working in the financial markets with a focus on equity and credit research.

Prior to joining the Advisor, Mr. Paciello was a Research Analyst at Standish Asset Management focused on high yield and distressed securities within the cable media, telecommunications, paper and packaging, and healthcare sectors. He also gained experience working for Gartmore Global Investments as a Research Analyst focused on high yield and distressed securities, and W.R. Huff Asset Management, an asset manager specializing in high yield securities, as a trader and an analyst focused on high yield and equity securities. Mr. Paciello received a BS from Babson College and an MBA from Villanova University.

Bradley Tesoriero, CFA, Sr. Research Analyst, and Assistant Portfolio Manager
Mr. Tesoriero began his career with the Advisor in 2015 and serves as an Assistant Portfolio Manager for Penn Capital’s Defensive High Yield and BB credit strategies. He also serves as a Senior Research Analyst for the firm in charge of covering the Industrial and Material sectors.

Prior to joining the Advisor, Mr. Tesoriero was a Research Associate at CRT Capital focusing on distressed debt, equity and high yield research for the Media and Telecommunications sectors. Previously, he held positions at Bank of America Merrill Lynch and Janney Montgomery Scott. Mr. Tesoriero received a BA from Cornell University, an MBA from the Robins School of Business at The University of Richmond, and a JD cum laude from the T.C. Williams School of Law at The University of Richmond.

Penn Capital Mid Cap Core Fund and Penn Capital Special Situations Small Cap Equity Fund

Chad Bolen, CFA, Senior Research Analyst, Assistant Portfolio Manager, and Partner

Mr. Bolen began his career with the Advisor in 2013 and serves as an Assistant Portfolio Manager for the Advisor’s Small Cap, Small to Micro Cap, Small to Mid Cap and Mid Cap equity strategies and has over 20 years’ experience. His primary areas of coverage are the Consumer Discretionary and Staples sectors. As a member of the Equity Risk Committee, Mr. Bolen works closely with the equity portfolio management team to contribute ideas specifically in the micro to mid-capitalization range.

Prior to joining the Advisor, Mr. Bolen was a Senior Equity Research Associate at Raymond James Financial in St. Petersburg, FL covering the Consumer sector. He also gained experience working for Morgan Stanley in Clearwater, FL as a financial advisor. He received a BA in Organizational Behavior and Management from Brown University.

Steven Civera, CFA, Senior Research Analyst, Assistant Portfolio Manager, and Partner
Mr. Civera began his career with the Advisor in 2010 and serves as an Assistant Portfolio Manager for the Advisor’s Small Cap, Small to Micro Cap, Small to Mid Cap and Mid Cap equity strategies. His primary areas of coverage are the Technology and Telecommunications sectors. As a member of the Equity Risk Committee, Mr. Civera works closely with the equity portfolio management team to contribute ideas specifically in the micro to mid-capitalization range.

Prior to joining the Advisor, Mr. Civera was a Research Analyst for AlphaOne Capital Partners where he covered Technology and Renewable Energy. He also gained experience working for the Center for Financial Research and Analysis, a forensic accounting research firm, as well as an Analyst for Global Capital Management. He received a BSBA in Accounting from Bucknell University and an MBA from Loyola College in Maryland.

Eric J. Green, CFA, Chief Investment Officer, Senior Portfolio Manager, and Senior Partner
Mr. Green has been with the Advisor since 1997 and as Chief Investment Officer he is responsible for guiding the firm’s equity and credit strategies. Mr. Green serves as a Senior Portfolio Manager for the Advisor’s Small Cap, Small to Micro Cap, Small to Mid Cap and Mid Cap equity strategies. As a member of the Equity Risk Committee, Mr. Green works closely with the equity portfolio management team to contribute ideas specifically in the micro to mid-capitalization range.

Prior to joining the Advisor, Mr. Green was with the Royal Bank of Scotland and the United States Securities and Exchange Commission where he served as a financial analyst in the Division of Investment Management. Mr. Green is also Vice Chairman of the Board of Directors for the Anti-Defamation League (ADL) Mid-Atlantic Region and was Co-Chairman of the ADL's 2018 Walk Against Hate. He received a BSBA cum laude from American University and an MBA from the Yale School of Management.

If you have any questions, please call the Funds toll-free at 1-844-302-PENN (7366).

Investors should retain this supplement for future reference

THE RBB FUND TRUST
Penn Capital Floating Rate Income Fund
Penn Capital Short Duration High Income Fund
Penn Capital Opportunistic High Income Fund
Penn Capital Mid Cap Core Fund
Penn Capital Special Situations Small Cap Equity Fund
(the “Funds”)
_____________________________________________________________________________________

Supplement dated January 31, 2023
to the Statement of Additional Information (“SAI”) dated December 31, 2022
_____________________________________________________________________________________

This supplement serves as notification of, and provides information regarding, certain changes to the Funds.

1.	New Team Management Structure

A.
Penn Capital Management Company, LLC, the investment adviser (the “Advisor”) to the Funds, has determined to adopt a team management structure for the day-to-day management of the Funds. In addition, Peter Duffy no longer serves as the portfolio manager for the Penn Capital Floating Rate Income Fund, Penn Capital Short Duration High Income Fund, and the Penn Capital Opportunistic High Income Fund. Accordingly, all references to Mr. Duffy in the Prospectus should be deleted.

B.
The section entitled “Management of the Funds – Portfolio Managers –  Other Accounts under Management” is amended by noting that Messrs. Bolen, Braunfeld, Civera, Paciello and Tesoriero did not manage any other accounts as of August 31, 2022.

C.	The section entitled “Management of the Funds – Portfolio Managers – Portfolio Managers Ownership in the Funds” is amended and restated in its entirety as shown below:

Portfolio Managers Ownership in the Funds. As of August 31, 2022, each portfolio manager that retained decision making authority over a Fund’s management beneficially owned the following dollar range of shares of such Fund (using the dollar ranges of $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000):

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of 8/31/22
Penn Capital Floating Rate Income Fund
Joseph C. Maguire	$1-$10,000

Penn Capital Short Duration High Income Fund
Randall Braunfeld	$0
Joseph C. Maguire	$10,001-$50,000
Christopher Paciello	$0
Bradley Tesoriero	$0

Penn Capital Opportunistic High Income Fund
Randall Braunfeld	$0
Joseph C. Maguire	$50,001-$100,000
Christopher Paciello	$10,001-$50,000
Bradley Tesoriero	$0

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of 8/31/22

Penn Capital Mid Cap Core Fund
Chad Bolen	$1-$10,000
Steven Civera	$1-$10,000
Eric J. Green	$50,001-$100,000

Penn Capital Special Situations Small Cap Equity Fund
Chad Bolen	$1-$10,000
Steven Civera	$0
Eric J. Green	$500,001-$1,000,000

If you have any questions, please call the Funds toll-free at 1-844-302-PENN (7366).

Investors should retain this supplement for future reference